Related Party Transactions (Details)		6 Months Ended
	Jan. 01, 2018 m²	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Related Party Transactions [Abstract]
Right of use for office and warehouse (in Square Meters) | m²	3,627
Right of use for office and warehouse period	10 years
Operating lease expenses		$ 35,098	$ 37,170
Minimum [Member]
Related Party Transactions [Abstract]
Operating lease expenses		35,098
Maximum [Member]
Related Party Transactions [Abstract]
Operating lease expenses		37,170
Taizhou Jiutian Pharmaceutical Co. Ltd. [Member]
Related Party Transactions [Abstract]
Revenue from sales transactions			2,297
Taizhou Su Xuan Tang Chinese hospital Co. Ltd. [Member]
Related Party Transactions [Abstract]
Revenue from sales transactions		2,244	8,396
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions [Abstract]
Revenue from sales transactions		10,534	5,787
Jiangsu Health Pharmaceutical Investment Co., Ltd., Feng [Member]
Related Party Transactions [Abstract]
Repaid cost		$ 4,582,113
Feng Zhou [Member]
Related Party Transactions [Abstract]
Repaid cost			$ 11,093,857